Shareholder Report, Line Graph (Details) 191991_Carillon Chartwell Mid Cap Value Fund_Class C_TSR Annual {Class C} - USD ($)			12 Months Ended
	Dec. 31, 2024	Apr. 26, 2024	Dec. 31, 2025
Class C
Account Value [Line Items]
Line Graph and Table Measure Name			Class C (with sales charge)
Accumulated Value	$ 10,843	$ 10,000	$ 11,984
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
Accumulated Value	11,619	10,000	$ 13,611
Russell Midcap® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap® Value Index
Accumulated Value	$ 10,917	$ 10,000	$ 12,124